Capital Management (Details) $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Capital Management [Abstract]
Long-term debt	$ 3,566.3	$ 1,441.5	$ 1,970.2
Adjusted working capital (surplus) deficiency	196.3	(95.1)
Unrealized foreign exchange on translation of hedged US dollar long-term debt	(24.5)	(191.7)
Net debt	3,738.1	1,154.7
Shareholders’ equity	6,867.5	6,493.4	$ 5,405.3
Total capitalization	$ 10,605.6	$ 7,648.1
Net debt to adjusted cash flow from operations ratio	1.6	0.5